Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable		$ 356,105	$ 155,785
Sales taxes receivable	4,097	14,432	39,111
Total	$ 4,097	$ 370,537	$ 284,513